(212) 318-6095

thomaspeeney@paulhastings.com

October 3, 2023

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	Senior Credit Investments, LLC (the “Company”)
Registration Statement on Form 10 (File No. 000-56585)

Ladies and Gentlemen:

On behalf of the Company, we hereby transmit for filing pursuant to Section 12(g) of the Securities Exchange Act of 1934, as amended, a copy of Amendment No. 1 to the Company’s Registration Statement on Form 10 (the “Amended Registration Statement”). The Amended Registration Statement addresses certain comments received from the staff of the U.S. Securities and Exchange Commission in relation to the Company’s initial Registration Statement on Form 10, which was filed on August 11, 2023 (Accession No. 0001193125-23-210872) and is scheduled to become automatically effective on Tuesday, October 10, 2023.

Should you have any questions or comments regarding the filing, please do not hesitate to contact Michael R. Rosella at (212) 318-6800 or Thomas D. Peeney at (212) 318-6095.

Sincerely,

/s/ Thomas D. Peeney
Thomas D. Peeney for PAUL HASTINGS LLP